FEDERATED ADVISER SERIES

Federated Hermes Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 27, 2020

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:       FEDERATED ADVISER SERIES (the “Registrant”)

Federated Hermes SDG Engagement Equity Fund (the “Fund”)

Class A Shares

Class C Shares

Institutional Shares

Class R6 Shares

1933 Act File No. 333-218374

1940 Act File No. 811-23259  ____________

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated February 29, 2020, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Funds. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 28 on February 24, 2020.

If you have any questions regarding this certification, please contact me at (724) 720-8831.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary